Segment Results - Corporate Divisions - Investment Bank (Detail) - Investment Bank [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net revenues [Abstract]
FIC Sales & Trading		€ 2,050	€ 1,475	€ 3,904	€ 3,116
Equity Origination		120	42	140	65
Debt Origination		470	244	838	536
Advisory		48	82	118	193
Origination and Advisory		639	369	1,096	794
Other		(35)	(21)	(8)	(99)
Total net revenues		2,654	1,823	4,993	3,811
Provision for credit losses		363	44	606	51
Noninterest expenses [Abstract]
Compensation and benefits		463	482	958	984
General and administrative expenses		855	1,048	1,832	2,267
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		11	15	15	21
Total noninterest expenses		1,329	1,544	2,804	3,272
Noncontrolling interests		6	18	5	18
Profit (loss) before tax		956	218	1,578	470
Total assets	[1]	594,305	520,564	594,305	520,564
Loans gross of allowances for loan losses	[1]	€ 79,920	€ 69,471	€ 79,920	€ 69,471

[1]	As of quarter-end.